Subsequent Events	3 Months Ended
Apr. 30, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 11 – SUBSEQUENT EVENTS On March 4, 2015 the Company approved the issuance of 2,060,000 in converting warrant purchaser shares. On May 23, 2015 the shares were issued.